SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 01, 2022	Jun. 30, 2023	Jun. 30, 2022	Oct. 31, 2022
Product Information [Line Items]
Stockholders' Equity, Reverse Stock Split	reverse stock split on a one-for-three
Common Stock, Shares, Outstanding	5,638,302	6,066,518	5,638,302	16,915,089
Cash and cash equivalents		$ 2,925,852	$ 605,749
Depreciation and amortization expense		210,735	245,238
Allowance for doubtful accounts receivable		$ 606,715	$ 44,135
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive		1,017,041	904,666
Stock-based compensation costs		$ 919,032	$ 895,494
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%